Earnings (Loss) per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings (Loss) per share	Earnings (Loss) per share
The computation of basic earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period. The assumed conversion of potentially dilutive instruments which are 620,000 share options outstanding as at December 31, 2023 does not have an impact on our weighted average number of shares outstanding used in calculating diluted EPS. During the year ended December 31, 2022 and period ended December 31, 2021, diluted loss per share excludes the potential effect of conversion of the 620,000 share options and 500,000 share options, respectively, outstanding as the share options were anti-dilutive.

	Year ended	Year ended	Period from March 17 to
(in thousands of $ except share and per share data)	December 31, 2023	December 31, 2022	December 31, 2021
Basic earnings (loss) per share	$0.04	$(0.06)	$(0.06)
Diluted earnings (loss) per share	$0.04	$(0.06)	$(0.06)

Net income (loss)	1,514	(1,953)	(1,044)
Issued common shares at end of the period	43,900,000	32,152,857	32,152,857
Weighted average number of shares outstanding for the period, basic	38,644,250	32,152,857	18,316,970
Weighted average number of shares outstanding for the period, diluted	38,644,250	32,152,857	18,316,970